UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
           --------------------------------------------------
Address:   Financial Centre
           --------------------------------------------------
           695 East Main Street
           --------------------------------------------------
           Stamford, Connecticut 06901
           --------------------------------------------------

Form 13F File Number:      28-7608
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     203-629-6565
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Daniel Gressel          Greenwich, Connecticut       11/13/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            36
                                               -------------

Form 13F Information Table Value Total:           $156,639
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.        NONE

                           Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
D AMERICAN AXLE & MFG HOLDINGS INC COMMON STOCK   024061103     487    19500  SH        SOLE                  19500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D AUTONATION INC                   COMMON STOCK   05329W102    3615   313800  SH        SOLE                 313800     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D BED BATH AND BEYOND INC          COMMON STOCK   075896100    4175   128200  SH        SOLE                 128200     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D BIG LOTS INC                     COMMON STOCK   089302103    2879   181900  SH        SOLE                 181900     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D BORDERS GROUP INC                COMMON STOCK   099709107    1692   107100  SH        SOLE                 107100     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D BRUNSWICK CORP                   COMMON STOCK   117043109    3501   166400  SH        SOLE                 166400     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D CDW COMPUTER CTRS INC            COMMON STOCK   125129106    1843    43500  SH        SOLE                  43500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D CEC ENTMT INC                    COMMON STOCK   125137109    2442    71600  SH        SOLE                  71600     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D COSTCO WHSL CORP NEW             COMMON STOCK   22160K105    9594   296400  SH        SOLE                 296400     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D DANA CORP                        COMMON STOCK   235811106    2331   178200  SH        SOLE                 178200     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D DARDEN RESTAURANTS INC           COMMON STOCK   237194105    5878   242500  SH        SOLE                 242500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D DILLARDS INC                     CL A           254067101    2303   114100  SH        SOLE                 114100     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D FOSSIL INC                       COMMON STOCK   349882100    1925    96000  SH        SOLE                  96000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D GTECH HLDGS CORP                 COMMON STOCK   400518106    2782   112100  SH        SOLE                 112100     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D HARMAN INTL INDS INC             COMMON STOCK   413086109    3110    60100  SH        SOLE                  60100     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D HARRAHS ENTMT INC                COMMON STOCK   413619107   10081   209100  SH        SOLE                 209100     0        0
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D HOME DEPOT INC                   COMMON STOCK   437076102    7882   302000  SH        SOLE                 302000     0        0
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D INTERNATIONAL GAME TECHNOLOG     COMMON STOCK   459902102   10551   152600  SH        SOLE                 152600     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D JONES APPAREL GROUP INC          COMMON STOCK   480074103    4777   155600  SH        SOLE                 155600     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D LA Z BOY INC                     COMMON STOCK   505336107    2431   104800  SH        SOLE                 104800     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D LEAR CORP                        COMMON STOCK   521865105    4573   109800  SH        SOLE                 109800     0        0
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D LOWES COS INC                    COMMON STOCK   548661107    8015   193600  SH        SOLE                 193600     0        0
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D M D C HLDGS INC                  COMMON STOCK   552676108    1532    43400  SH        SOLE                  43400     0        0
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D MANDALAY RESORT GROUP            COMMON STOCK   562567107    5915   176300  SH        SOLE                 176300     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D MGM MIRAGE                       COMMON STOCK   552953101    7740   207500  SH        SOLE                 207500     0        0
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D NVR INC                          COMMON STOCK   62944T105    6536    21800  SH        SOLE                  21800     0        0
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D PEP BOYS MANNY MOE & JACK        COMMON STOCK   713278109    1492   121800  SH        SOLE                 121800     0        0
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D PIER 1 IMPORTS INC               COMMON STOCK   720279108    1392    73000  SH        SOLE                  73000     0        0
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D PULTE HOMES INC                  COMMON STOCK   745867101    5874   137800  SH        SOLE                 137800     0        0
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D QUIKSILVER INC                   COMMON STOCK   74838C106     578    25600  SH        SOLE                  25600     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D REEBOK INTL LTD                  COMMON STOCK   758110100    3414   136300  SH        SOLE                 136300     0        0
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D SKYWEST INC                      COMMON STOCK   830879102    1345   102700  SH        SOLE                 102700     0        0
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D SUPERIOR INDS INTL INC           COMMON STOCK   868168105    2608    55400  SH        SOLE                  55400     0        0
-----------------------------------------------------------------------------------------------------------------------------------
D TARGET CORP                      COMMON STOCK   87612E106    8224   278600  SH        SOLE                 278600     0        0
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D USA INTERACTIVE                  COMMON STOCK   902984103    4047   208800  SH        SOLE                 208800     0        0
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D WAL MART STORES INC              COMMON STOCK   931142103    9075   184300  SH        SOLE                 184300     0        0
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